Investments	3 Months Ended
Mar. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investments
4. Investments
Short-term investments as of March 31, 2021, consist of the following (in thousands):

	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate bonds	$177,273	$1	$(53)	$177,221
Government bonds	40,955	2	(5)	40,952
Asset-backed bonds	16,928	—	(4)	16,924

Total short-term investments	$235,156	$3	$(62)	$235,097

Short-term investments as of December 31, 2020, consist of the following (in thousands):

	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate bonds	$55,224	$5	$(2)	$55,227
Government bonds	14,121	2	—	14,123
Asset-backed bonds	3,514	—	—	3,514

Total short-term investments	$72,859	$7	$(2)	$72,864

Short-term investments mature within one year.